Nuveen ESG Dividend ETF (NUDV)
Portfolio of Investments July 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.8%
X 10,011,736 COMMON STOCKS - 99.8%
X 10,011,736
Communication Services - 4.1%
3,851 Comcast Corp, Class A $ 174,296
741 Fox Corp, Class A 24,787
356 Fox Corp, Class B 11,182
964 Interpublic Group of Cos Inc/The 32,998
1,235 Paramount Global, Class B 19,797
4,251 Verizon Communications Inc 144,874
Total Communication Services 407,934
Consumer Discretionary - 7.4%
490 Best Buy Co Inc 40,695
329 Hasbro Inc 21,240
649 Home Depot Inc/The 216,662
149 Lear Corp 23,059
663 LKQ Corp 36,326
708 Lowe's Cos Inc 165,863
1,380 Starbucks Corp 140,167
274 Tractor Supply Co 61,373
101 Vail Resorts Inc 23,784
839 VF Corp 16,621
Total Consumer Discretionary 745,790
Consumer Staples - 10.3%
1,363 Archer-Daniels-Midland Co 115,800
374 Bunge Ltd 40,642
307 Clorox Co/The 46,504
2,863 Coca-Cola Co/The 177,306
1,172 Colgate-Palmolive Co 89,377
2,272 Keurig Dr Pepper Inc 77,271
842 Kimberly-Clark Corp 108,702
1,702 Kroger Co/The 82,785
945 PepsiCo Inc 177,150
874 Target Corp 119,275
Total Consumer Staples 1,034,812
Energy - 2.5%
2,533 Baker Hughes Co 90,656
2,245 Halliburton Co 87,735
1,115 ONEOK Inc 74,749
Total Energy 253,140
Financials - 17.9%
674 Ally Financial Inc 20,584
913 American Express Co 154,187
263 Ameriprise Financial Inc 91,642
1,233 Annaly Capital Management Inc 24,771
5,899 Bank of America Corp 188,768
2,007 Bank of New York Mellon Corp/The 91,038
211 BlackRock Inc 155,897
645 Discover Financial Services 68,080
896 Equitable Holdings Inc 25,706
1,478 Fidelity National Information Services Inc 89,242
749 Franklin Resources Inc 21,901
437 Goldman Sachs Group Inc/The 155,515
858 Invesco Ltd 14,414

Nuveen ESG Dividend ETF (NUDV)
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

Shares Description (1) Value
Financials (continued)
1,716 Morgan Stanley $ 157,117
520 Northern Trust Corp 41,662
884 PNC Financial Services Group Inc/The 121,011
916 Prudential Financial Inc 88,385
840 State Street Corp 60,850
558 T Rowe Price Group Inc 68,779
3,819 US Bancorp 151,538
Total Financials 1,791,087
Health Care - 11.2%
1,493 Abbott Laboratories 166,216
651 Amgen Inc 152,432
2,279 Bristol-Myers Squibb Co 141,731
527 Cigna Group/The 155,518
1,775 Gilead Sciences Inc 135,148
1,633 Merck & Co Inc 174,159
4,547 Pfizer Inc 163,965
280 Quest Diagnostics Inc 37,859
Total Health Care 1,127,028
Industrials - 20.2%
1,301 3M Co 145,062
219 Allegion plc 25,592
638 Automatic Data Processing Inc 157,752
294 Broadridge Financial Solutions Inc 49,369
2,080 Carrier Global Corp 123,864
667 Caterpillar Inc 176,868
290 CH Robinson Worldwide Inc 29,052
353 Cummins Inc 92,062
762 Eaton Corp PLC 156,454
1,425 Emerson Electric Co 130,174
1,425 Fastenal Co 83,519
512 Ferguson PLC 82,749
583 Illinois Tool Works Inc 153,516
1,717 Johnson Controls International plc 119,417
227 Owens Corning 31,778
269 Robert Half Inc 19,946
286 Rockwell Automation Inc 96,179
572 Trane Technologies PLC 114,080
856 United Parcel Service Inc, Class B 160,183
173 United Rentals Inc 80,390
Total Industrials 2,028,006
Information Technology - 10.5%
3,371 Cisco Systems Inc 175,427
1,436 Gen Digital Inc 27,930
3,234 Hewlett Packard Enterprise Co 56,207
2,204 HP Inc 72,357
4,898 Intel Corp 175,202
1,134 International Business Machines Corp 163,500
534 NetApp Inc 41,657
648 NXP Semiconductors NV 144,491
464 Seagate Technology Holdings PLC 29,464
905 Texas Instruments Inc 162,900
Total Information Technology 1,049,135
Materials - 3.9%
3,708 Amcor PLC 38,044
202 Avery Dennison Corp 37,170
637 International Flavors & Fragrances Inc 53,897

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Materials (continued)
1,983 Newmont Corp $ 85,110
585 PPG Industries Inc 84,182
147 Reliance Steel & Aluminum Co 43,050
406 Steel Dynamics Inc 43,272
Total Materials 384,725
Real Estate - 7.8%
722 American Tower Corp 137,404
1,081 Crown Castle Inc 117,061
727 Digital Realty Trust Inc 90,599
183 Equinix Inc 148,215
728 Iron Mountain Inc 44,699
1,168 Prologis Inc 145,708
1,237 Welltower Inc 101,620
Total Real Estate 785,306
Utilities - 4.0%
486 American Water Works Co Inc 71,651
362 Atmos Energy Corp 44,059
867 Consolidated Edison Inc 82,243
627 Essential Utilities Inc 26,516
867 Eversource Energy 62,710
2,472 Exelon Corp 103,478
523 UGI Corp 14,116
Total Utilities 404,773
Total Common Stocks
(cost $9,865,340) 10,011,736
Total Long-Term Investments
(cost $9,865,340) 10,011,736
Other Assets & Liabilities, Net - 0.2% 24,989
Net Assets - 100% $ 10,036,725

Nuveen ESG Dividend ETF (NUDV)
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 10,011,736 $ – $ – $ 10,011,736
Total
$ 10,011,736 $ – $ – $ 10,011,736
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.

Nuveen ESG Emerging Markets Equity ETF
(NUEM)
Portfolio of Investments July 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.6%
X 244,364,597 COMMON STOCKS - 99.6%
X 244,364,597
Communication Services - 10.8%
30,100 37 Interactive Entertainment Network Technology Group
Co Ltd, Class A
$ 113,261
1,093,302 America Movil SAB de CV 1,148,777
261,498 Baidu Inc, Class A (2) 5,126,886
154,295 Bharti Airtel Ltd 1,669,413
7,980 CD Projekt SA 326,324
10,117 China Literature Ltd, 144A (2) 45,664
212,118 Chunghwa Telecom Co Ltd 782,960
305,064 Emirates Telecommunications Group Co PJSC 1,860,425
301,600 Focus Media Information Technology Co Ltd, Class A 314,538
1,000 G-bits Network Technology Xiamen Co Ltd, Class A 60,362
201 HYBE Co Ltd (2) 41,394
23,327 Info Edge India Ltd 1,300,972
61,180 Kakao Corp 2,462,271
61,466 Kanzhun Ltd (2) 1,148,185
8,736 KT Corp 202,183
370,933 Kuaishou Technology, 144A (2) 3,196,263
39,100 Mango Excellent Media Co Ltd, Class A 188,068
58,021 MTN Group Ltd 456,925
1,434 NCSoft Corp 311,067
146,526 NetEase Inc 3,184,653
274,136 Ooredoo QPSC 860,817
30,500 Perfect World Co Ltd/China, Class A 64,086
71,986 Telefonica Brasil SA 637,229
2,338,684 Telkom Indonesia Persero Tbk PT 576,917
30,249 Tencent Music Entertainment Group, ADR (2) 211,441
144,740 Turkcell Iletisim Hizmetleri AS (2) 277,904
Total Communication Services 26,568,985
Consumer Discretionary - 15.2%
763,828 Alibaba Group Holding Ltd (2) 9,549,442
87,387 Allegro.eu SA, 144A (2) 772,670
65,389 BYD Co Ltd 2,310,796
16,600 BYD Co Ltd, Class A 632,067
26,266 China Tourism Group Duty Free Corp Ltd, 144A 418,642
31,271 China Tourism Group Duty Free Corp Ltd, Class A 550,560
46,362 Chow Tai Fook Jewellery Group Ltd 80,493
18,841 Coway Co Ltd 606,034
128,060 East Buy Holding Ltd, 144A (2) 620,702
28,309 Eicher Motors Ltd 1,158,363
460 FF Group (2),(3) 5
242,207 Geely Automobile Holdings Ltd 349,706
9,300 Hangzhou Robam Appliances Co Ltd, Class A 37,989
11,585 Hero MotoCorp Ltd 451,251
17,616 Hotai Motor Co Ltd (2) 424,894
162,668 Indian Hotels Co Ltd 781,412
322,195 Jiumaojiu International Holdings Ltd, 144A 629,624
43,000 Kuang-Chi Technologies Co Ltd, Class A 90,291
32,011 LG Electronics Inc 2,722,310
83,777 Li Auto Inc, Class A (2) 1,782,169
106,084 Mahindra & Mahindra Ltd 1,902,705
1,937 momo.com Inc 36,920
11,600 Naspers Ltd 2,292,187
17,126 NIO Inc, ADR (2) 262,028
379,898 PTT Oil & Retail Business PCL 237,514

Nuveen ESG Emerging Markets Equity ETF (NUEM)
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

Shares Description (1) Value
Consumer Discretionary (continued)
368,402 TCL Technology Group Corp, Class A $ 221,241
79,167 Titan Co Ltd 2,891,492
423,820 Tongcheng Travel Holdings Ltd (2) 1,020,598
17,985 TVS Motor Co Ltd 301,037
7,749 Vipshop Holdings Ltd, ADR (2) 145,914
47,383 Yum China Holdings Inc 2,891,311
1,071,120 Zomato Ltd (2) 1,095,229
Total Consumer Discretionary 37,267,596
Consumer Staples - 6.3%
724,224 Alibaba Health Information Technology Ltd (2) 512,613
38,117 Arca Continental SAB de CV 382,847
2,017 BGF retail Co Ltd 265,209
3,082 Bid Corp Ltd 73,412
16,503 Britannia Industries Ltd 961,894
218,923 China Feihe Ltd, 144A 133,341
167,486 China Mengniu Dairy Co Ltd 632,472
1,419 CJ CheilJedang Corp 311,709
33,439 Coca-Cola Femsa SAB de CV 283,008
165,128 CP ALL PCL 305,134
171,949 Fomento Economico Mexicano SAB de CV 1,953,748
90,734 Hindustan Unilever Ltd 2,824,987
130,378 Inner Mongolia Yili Industrial Group Co Ltd, Class A 523,078
16,262 Marico Ltd 110,831
8,287 Nestle India Ltd 2,272,365
2,542 Nestle Malaysia Bhd 75,488
178,029 Nongfu Spring Co Ltd, 144A 1,034,110
131,509 Raia Drogasil SA 800,878
33,365 Savola Group/The 376,197
323,800 Wal-Mart de Mexico SAB de CV 1,351,420
28,400 Yihai Kerry Arawana Holdings Co Ltd, Class A 167,373
Total Consumer Staples 15,352,114
Energy - 3.9%
218,839 Cosan SA 917,302
1,158,702 Dialog Group Bhd 591,043
114,783 Empresas Copec SA 879,838
14,049 HD Hyundai Co Ltd 678,946
22,964 Motor Oil Hellas Corinth Refineries SA 582,336
92,564 Offshore Oil Engineering Co Ltd, Class A 81,115
204,217 Qatar Fuel QSC 942,540
18,521 SK Innovation Co Ltd (2) 3,138,537
410,199 Thai Oil PCL 614,182
249,365 Ultrapar Participacoes SA 990,216
22,036 Yantai Jereh Oilfield Services Group Co Ltd, Class A 86,404
Total Energy 9,502,459
Financials - 21.4%
96,400 Agricultural Bank of China Ltd, Class A 48,851
5,141,877 Agricultural Bank of China Ltd 1,865,889
52,575 AU Small Finance Bank Ltd, 144A 466,534
221,918 Axis Bank Ltd 2,573,748
570,511 B3 SA - Brasil Bolsa Balcao 1,786,951
14,197 Bajaj Finance Ltd 1,260,109
223,325 Banco do Brasil SA 2,262,333
10,588 Bancolombia SA 81,641
3,001,832 Bank Central Asia Tbk PT 1,816,427
5,822,166 Bank Rakyat Indonesia Persero Tbk PT 2,181,382
594,921 Cathay Financial Holding Co Ltd 866,073
190,146 China Construction Bank Corp, Class A 163,966

Shares Description (1) Value
Financials (continued)
7,198,958 China Construction Bank Corp $ 4,181,630
391,269 China International Capital Corp Ltd, 144A 860,935
18,900 China International Capital Corp Ltd, Class A 105,592
92,242 China Merchants Bank Co Ltd, Class A 459,173
574,583 China Merchants Bank Co Ltd 2,832,872
138,715 Commercial International Bank Egypt SAE 226,519
3,805 Credicorp Ltd 597,575
1,542 DB Insurance Co Ltd 91,336
541,128 FirstRand Ltd 2,214,871
931,933 Fubon Financial Holding Co Ltd 1,942,361
90,925 Grupo Financiero Banorte SAB de CV 863,985
22,847 Hana Financial Group Inc 704,418
120,497 Huatai Securities Co Ltd, Class A 286,080
5,579,660 Industrial & Commercial Bank of China Ltd 2,718,749
91,800 Industrial & Commercial Bank of China Ltd, Class A 61,298
32,518 KB Financial Group Inc 1,301,077
14,871 Komercni Banka AS 489,367
105,136 Kotak Mahindra Bank Ltd 2,373,170
1,099,095 Malayan Banking Bhd 2,198,677
3,676 mBank SA (2) 440,060
527,379 Ping An Insurance Group Co of China Ltd 3,803,848
110,821 Ping An Insurance Group Co of China Ltd, Class A 816,007
538,567 Postal Savings Bank of China Co Ltd, Class A 391,285
825,900 Postal Savings Bank of China Co Ltd, 144A 506,213
1,105,359 Public Bank Bhd 1,022,255
10,365 Samsung Fire & Marine Insurance Co Ltd 1,984,121
18,217 Samsung Life Insurance Co Ltd 997,565
644 Santander Bank Polska SA (2) 64,068
54,270 Shinhan Financial Group Co Ltd 1,492,303
103,126 Standard Bank Group Ltd 1,107,588
212,932 Yapi ve Kredi Bankasi AS 112,528
Total Financials 52,621,430
Health Care - 3.2%
415,006 3SBio Inc, 144A 398,579
66,801 Akeso Inc, 144A (2) 351,620
284,384 Bangkok Dusit Medical Services PCL 236,788
79,779 CSPC Pharmaceutical Group Ltd 66,391
29,012 Dr Sulaiman Al Habib Medical Services Group Co 2,234,905
61,497 IHH Healthcare Bhd 81,150
130,000 Jiangsu Hengrui Pharmaceuticals Co Ltd, Class A 811,277
3,734 Legend Biotech Corp, ADR (2) 281,992
50,956 Pharmaron Beijing Co Ltd, 144A 132,312
16,540 Richter Gedeon Nyrt 418,361
30,254 Shanghai Pharmaceuticals Holding Co Ltd, Class A 85,169
4,009 SK Bioscience Co Ltd (2) 230,541
58,874 WuXi AppTec Co Ltd, 144A 555,244
4,498 WuXi AppTec Co Ltd, Class A 45,128
255,466 Wuxi Biologics Cayman Inc, 144A (2) 1,444,606
25,734 Yunnan Baiyao Group Co Ltd, Class A 193,918
7,700 Zhangzhou Pientzehuang Pharmaceutical Co Ltd, Class A 312,557
Total Health Care 7,880,538
Industrials - 5.6%
958,918 Airports of Thailand PCL 1,996,068
108,297 CCR SA 302,555
45,684 Contemporary Amperex Technology Co Ltd, Class A 1,520,445
546,329 Delta Electronics Thailand PCL 1,803,606
53,047 Evergreen Marine Corp Taiwan Ltd 175,549
40,696 Grupo Aeroportuario del Pacifico SAB de CV, Class B 777,372
12,023 Havells India Ltd 195,009

Nuveen ESG Emerging Markets Equity ETF (NUEM)
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

Shares Description (1) Value
Industrials (continued)
3,397 Hyundai Glovis Co Ltd $ 464,517
71,112 Jiangsu Zhongtian Technology Co Ltd, Class A 156,687
14,464 LG Corp 947,510
19,557 Localiza Rent a Car SA 276,352
17,073 Mytilineos SA 712,670
99,793 Rumo SA 487,527
14,433 Samsung Engineering Co Ltd (2) 418,955
100,232 SF Holding Co Ltd, Class A 698,048
7,500 Shanghai M&G Stationery Inc, Class A 46,983
26,457 Shenzhen Inovance Technology Co Ltd, Class A 262,994
8,061 Siemens Ltd 390,364
24,054 SM Investments Corp 399,404
6,900 Sungrow Power Supply Co Ltd, Class A 107,699
43,657 Turk Hava Yollari AO (2) 379,876
343,209 Turkiye Sise ve Cam Fabrikalari AS 680,638
3,661 Voltronic Power Technology Corp 203,865
19,686 Wan Hai Lines Ltd 31,571
15,051 ZTO Express Cayman Inc, ADR 418,418
Total Industrials 13,854,682
Information Technology - 19.0%
150,035 AAC Technologies Holdings Inc (4) 342,060
549,281 Acer Inc 611,740
160,189 Advantech Co Ltd 1,995,577
35,958 ASE Technology Holding Co Ltd 131,010
144,800 Asustek Computer Inc 1,677,158
183,097 AU Optronics Corp 120,602
129,593 China Railway Signal & Communication Corp Ltd, Class A 108,848
350,151 Delta Electronics Inc 4,072,365
73,244 HCL Technologies Ltd 994,442
163,486 Infosys Ltd 2,694,727
1,010,712 Lenovo Group Ltd 1,158,625
216,787 Lite-On Technology Corp 1,038,183
19,159 Samsung Electro-Mechanics Co Ltd 2,185,477
9,681 Samsung SDS Co Ltd 974,442
45,489 SK Hynix Inc 4,403,830
152,828 Sunny Optical Technology Group Co Ltd 1,480,523
1,009,526 Taiwan Semiconductor Manufacturing Co Ltd 18,149,719
844,260 United Microelectronics Corp 1,262,636
701,890 Wistron Corp 3,160,308
Total Information Technology 46,562,272
Materials - 9.3%
7,835 Anglo American Platinum Ltd 392,293
7,062 AngloGold Ashanti Ltd 156,697
50,704 Asian Paints Ltd 2,082,040
16,306 Chengxin Lithium Group Co Ltd, Class A 62,818
68,126 China Jushi Co Ltd, Class A 141,525
623,478 China Steel Corp 554,507
352,195 CMOC Group Ltd, Class A 304,197
480,733 CMOC Group Ltd 320,542
32,646 Ganfeng Lithium Group Co Ltd, Class A 273,423
84,808 Ganfeng Lithium Group Co Ltd, 144A 542,644
72,905 GEM Co Ltd, Class A 71,848
375,937 Gerdau SA 2,311,550
56,614 Gold Fields Ltd 875,167
29,849 Grasim Industries Ltd 671,186
35,030 Impala Platinum Holdings Ltd 254,101
7,577 KGHM Polska Miedz SA 235,299
116,652 Klabin SA 564,004
2,220 Korea Zinc Co Ltd 860,377

Shares Description (1) Value
Materials (continued)
5,714 Kumba Iron Ore Ltd $ 156,989
620,651 Nan Ya Plastics Corp 1,382,450
55,713 National Industrialization Co (2) 209,689
4,806 POSCO Future M Co Ltd 1,987,025
40,196 SABIC Agri-Nutrients Co 1,545,011
20,072 Sahara International Petrochemical Co 202,240
209,069 Saudi Arabian Mining Co (2) 2,474,321
147,192 Saudi Basic Industries Corp 3,362,393
93,947 Sinopec Shanghai Petrochemical Co Ltd, Class A 42,610
1,609 Sociedad Quimica y Minera de Chile SA, Class B 117,900
29,340 Tianqi Lithium Corp, Class A 273,334
21,400 Zangge Mining Co Ltd, Class A 72,077
32,461 Zhejiang Huayou Cobalt Co Ltd, Class A 228,705
Total Materials 22,728,962
Real Estate - 2.0%
1,024,442 Aldar Properties PJSC 1,441,953
210,828 China Resources Land Ltd 975,918
198,874 China Vanke Co Ltd 280,000
31,346 China Vanke Co Ltd, Class A 66,917
58,626 Country Garden Services Holdings Co Ltd 66,003
104,871 DLF Ltd 661,431
38,485 Longfor Group Holdings Ltd, 144A 102,397
2,206,895 SM Prime Holdings Inc 1,342,017
Total Real Estate 4,936,636
Utilities - 2.9%
6,672 ACEN Corp (2) 634
9,758 Adani Green Energy Ltd (2) 129,709
135,190 China Longyuan Power Group Corp Ltd 129,839
275,940 China Resources Gas Group Ltd 951,798
19,612 Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
239,530
60,698 Cia Energetica de Minas Gerais 161,664
23,713 CPFL Energia SA 178,357
2,545,957 Enel Americas SA (2) 343,907
6,682 Energisa S/A 70,499
69,124 Engie Brasil Energia SA 639,939
181,115 ENN Energy Holdings Ltd 2,177,226
57,621 Equatorial Energia SA 406,262
59,744 Interconexion Electrica SA ESP 264,184
431,377 Power Grid Corp of India Ltd 1,395,375
Total Utilities 7,088,923
Total Common Stocks
(cost $219,609,873) 244,364,597
Principal
Amount (000) Description (1) Coupon Maturity Ratings (5) Value
X 299 CORPORATE BONDS - 0.0%
X 299
Consumer Staples - 0.0%
$ 25 Britannia Industries Ltd 5.500% 6/03/24 N/R $ 299
Total Consumer Staples 299
Total Corporate Bonds
(cost $45) 299
Total Long-Term Investments
(cost $219,609,918) 244,364,896

Nuveen ESG Emerging Markets Equity ETF (NUEM)
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.0%
54,874 State Street Navigator Securities Lending Government
Money Market Portfolio (6)
5.340%(7) $ 54,874
Total Investments Purchased with Collateral from Securities Lending
(cost $54,874) $ 54,874
Total Investments
(cost $ 219,664,792 ) - 99 .6% 244,419,770
Other Assets & Liabilities, Net - 0.4% 931,195
Net Assets - 100% $ 245,350,965
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 242,323,472 $ 2,041,120 $ 5 $ 244,364,597
Corporate Bonds – 299 – 299
Investments Purchased with Collateral from
Securities Lending 54,874 – – 54,874
Total
$ 242,378,346 $ 2,041,419 $ 5 $ 244,419,770
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) For fair value measurement disclosure purposes, investment classified as Level 3.
(4) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $51,362.
(5) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(6) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(7) The rate shown is the one-day yield as of the end of the reporting period.

144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt

Nuveen ESG International Developed Markets
Equity ETF (NUDM)
Portfolio of Investments July 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.7%
X 368,348,262 COMMON STOCKS - 99.7%
X 368,348,262
Communication Services - 5.1%
1,607,257 BT Group PLC $ 2,522,932
871,464 HKT Trust & HKT Ltd 1,026,935
118,086 KDDI Corp 3,479,913
108,336 Nintendo Co Ltd 4,918,125
106,456 Orange SA 1,207,065
161,825 Telenor ASA 1,735,582
26,714 Telstra Group Ltd 76,685
1,313,559 Vodafone Group PLC 1,257,934
238,315 WPP PLC 2,611,244
Total Communication Services 18,836,415
Consumer Discretionary - 13.4%
72,166 Amadeus IT Group SA 5,189,335
13,641 Bayerische Motoren Werke AG 1,537,076
36,510 Bayerische Motoren Werke AG 4,462,569
55,856 Cie Generale des Etablissements Michelin SCA 1,833,357
4,980 D'ieteren Group 871,374
8,890 Fast Retailing Co Ltd 2,225,003
1,629 Hermes International 3,621,743
195,077 Honda Motor Co Ltd 6,196,386
46,400 Just Eat Takeaway.com NV, 144A (2) 835,722
129 Kering SA 74,471
141,468 Oriental Land Co Ltd/Japan 5,426,524
477,464 Panasonic Holdings Corp 5,914,531
21,347 Prosus NV 1,695,308
52,243 Sharp Corp/Japan 310,708
75,118 Sony Group Corp 7,039,669
70,454 Wesfarmers Ltd 2,357,155
Total Consumer Discretionary 49,590,931
Consumer Staples - 10.8%
94,060 Ajinomoto Co Inc 3,665,612
36,328 Coca-Cola Europacific Partners PLC (2) 2,302,832
85,282 Danone SA 5,221,356
381,573 J Sainsbury PLC 1,361,898
17,713 Kerry Group PLC, Class A 1,764,683
58,991 Koninklijke Ahold Delhaize NV 2,041,297
11,553 L'Oreal SA 5,390,620
100,763 Mowi ASA 1,775,417
97,757 Nestle SA 12,053,144
171,983 Orkla ASA 1,361,380
51,935 Unilever PLC 2,800,517
Total Consumer Staples 39,738,756
Energy - 1.3%
54,959 Ampol Ltd 1,216,571
98,249 Neste Oyj 3,624,535
Total Energy 4,841,106
Financials - 19.9%
209,519 3i Group PLC 5,329,549
22,569 Allianz SE 5,409,662
131,345 Assicurazioni Generali SpA 2,806,504
192,707 AXA SA 5,942,761

Shares Description (1) Value
Financials (continued)
339,803 Banco Bilbao Vizcaya Argentaria SA $ 2,701,225
158,372 Banco Santander SA 643,187
295,032 Bank Hapoalim BM 2,631,705
72,630 BNP Paribas SA 4,806,294
854,754 BOC Hong Kong Holdings Ltd 2,597,570
73,809 DNB Bank ASA 1,525,573
44,669 Gjensidige Forsikring ASA 707,357
129,919 Hang Seng Bank Ltd 1,977,430
55,461 Hong Kong Exchanges & Clearing Ltd 2,316,949
1,425,420 Intesa Sanpaolo SpA 4,131,728
1 Isracard Ltd 4
13,931 KBC Group NV 1,050,598
4,146 Kinnevik AB, Class B (2) 56,681
8,046,168 Lloyds Banking Group PLC 4,651,941
5,908 Mizuho Financial Group Inc 99,964
99,269 MS&AD Insurance Group Holdings Inc 3,697,435
1,328,340 NatWest Group PLC 4,175,352
499,427 Oversea-Chinese Banking Corp Ltd 5,002,545
121,107 Poste Italiane SpA, 144A 1,388,008
18,272 Resona Holdings Inc 99,591
186,035 Suncorp Group Ltd 1,783,868
210 Swiss Life Holding AG 133,919
7,046 Swiss Re AG 738,861
169,940 Tokio Marine Holdings Inc 3,898,047
150,193 UBS Group AG 3,339,644
Total Financials 73,643,952
Health Care - 12.2%
79,682 Astellas Pharma Inc 1,166,796
43,464 AstraZeneca PLC 6,255,542
2,187 BioMerieux 235,244
166,576 Daiichi Sankyo Co Ltd 5,096,466
40,697 Eisai Co Ltd 2,571,060
7,664 Genmab A/S (2) 3,160,027
349,398 GSK PLC 6,224,510
46,119 Hoya Corp (2) 5,365,618
2,223 Lonza Group AG 1,295,564
18,852 Merck KGaA 3,321,486
3,701 NMC Health PLC (2),(3) –
41,412 Novo Nordisk A/S, Class B 6,691,549
35,362 Ramsay Health Care Ltd 1,403,748
65,187 Sonic Healthcare Ltd 1,544,008
837 Sonova Holding AG 234,150
882 Sysmex Corp 59,750
5,166 Terumo Corp 169,109
868 UCB SA 77,059
Total Health Care 44,871,686
Industrials - 15.9%
100,901 ABB Ltd 4,057,690
27,275 ACS Actividades de Construccion y Servicios SA 955,991
6,847 Aeroports de Paris 948,174
5,369 Atlas Copco AB 66,400
118,774 Atlas Copco AB 1,692,169
424,825 Aurizon Holdings Ltd 1,090,682
26,442 Beijer Ref AB 360,361
47,642 Bouygues SA 1,710,827
321,428 Brambles Ltd 3,047,481
153,933 CNH Industrial NV 2,225,014
80,155 Computershare Ltd 1,354,632
2,980 Daikin Industries Ltd 601,747

Nuveen ESG International Developed Markets Equity ETF (NUDM)
(continued)
Portfolio of Investments
July 31, 2023

Shares Description (1) Value
Industrials (continued)
22,884 DCC PLC $ 1,328,205
4,747 DSV A/S 953,010
16,987 Eiffage SA 1,772,140
55,961 FANUC Corp 1,712,545
337,068 Keppel Corp Ltd 1,873,446
3,012 Kingspan Group PLC 242,424
66,161 Lixil Corp 846,337
359,440 MTR Corp Ltd 1,652,317
57,408 Nibe Industrier AB 517,614
34,454 Recruit Holdings Co Ltd 1,196,239
117,451 RELX PLC 3,959,300
19,272 Schneider Electric SE 3,443,082
11,451 SGS SA 1,115,444
126,715 Shimizu Corp 873,663
43,747 Siemens AG 7,475,190
81,537 Smiths Group PLC 1,782,414
359,641 Transurban Group 3,475,214
24,186 Vestas Wind Systems A/S 649,941
223,299 Volvo AB 4,931,385
42,693 Volvo AB 969,455
Total Industrials 58,880,533
Information Technology - 6.8%
12,119 ASML Holding NV 8,714,568
23,005 Fujitsu Ltd 2,976,823
14,937 Ibiden Co Ltd 906,859
35,195 Logitech International SA 2,496,151
29,235 SAP SE 4,009,791
64,566 STMicroelectronics NV 3,461,480
14,716 Temenos AG 1,269,156
7,054 Tokyo Electron Ltd 1,054,774
1,765 Wix.com Ltd (2) 166,475
Total Information Technology 25,056,077
Materials - 8.4%
27,598 Antofagasta PLC 595,663
113,865 Asahi Kasei Corp 776,090
37,098 Boliden AB 1,094,846
19,738 Croda International PLC 1,495,818
151,630 Fortescue Metals Group Ltd 2,215,173
995 Givaudan SA 3,373,484
67,621 IGO Ltd 628,816
40,043 Mineral Resources Ltd 1,927,394
296,473 Mitsubishi Chemical Group Corp 1,772,620
5,588 Mitsui Chemicals Inc 160,466
62,255 Newcrest Mining Ltd 1,107,914
104,303 Orica Ltd 1,106,982
626,625 Pilbara Minerals Ltd 2,043,696
42,557 SIG Group AG 1,143,887
17,265 Sika AG 5,391,516
26,056 Smurfit Kappa Group PLC 1,033,922
323,155 Sumitomo Chemical Co Ltd 996,440
56,830 Sumitomo Metal Mining Co Ltd 1,965,531
295,222 Toray Industries Inc 1,652,312
17,641 Umicore SA 523,596
Total Materials 31,006,166

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Real Estate - 3.4%
116,038 City Developments Ltd $ 645,821
7,884 Covivio SA/France 381,949
138,469 Daiwa House Industry Co Ltd 3,763,846
32,359 Dexus 179,238
49,907 Klepierre SA 1,328,853
158,131 Lendlease Corp Ltd 919,583
57,303 Scentre Group 108,504
100,886 Swire Pacific Ltd 840,210
127,849 Swire Properties Ltd 319,676
27,330 Unibail-Rodamco-Westfield (2) 1,553,641
107,707 Vonovia SE 2,522,300
Total Real Estate 12,563,621
Utilities - 2.5%
206,037 Iberdrola SA (3) 2,579,471
370,823 National Grid PLC 4,921,486
24,299 SSE PLC 526,960
15,541 Verbund AG 1,291,102
Total Utilities 9,319,019
Total Common Stocks
(cost $328,191,887) 368,348,262
Total Long-Term Investments
(cost $328,191,887) 368,348,262
Other Assets & Liabilities, Net - 0.3% 1,059,861
Net Assets - 100% $ 369,408,123
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 365,768,791 $ – $ 2,579,471 $ 368,348,262
Total
$ 365,768,791 $ – $ 2,579,471 $ 368,348,262

Nuveen ESG International Developed Markets Equity ETF (NUDM)
(continued)
Portfolio of Investments
July 31, 2023

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) For fair value measurement disclosure purposes, investment classified as Level 3.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Nuveen ESG Large-Cap ETF (NULC)
Portfolio of Investments July 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.8%
X 24,196,728 COMMON STOCKS - 99.8%
X 24,196,728
Communication Services - 6.1%
12,186 AT&T Inc $ 176,941
1,392 Comcast Corp, Class A 63,002
1,644 Electronic Arts Inc 224,159
1,694 Fox Corp, Class A 56,664
847 Fox Corp, Class B 26,604
990 Liberty Global PLC, Class A (2) 18,384
1,530 Liberty Global PLC, Class C (2) 30,233
1,177 Liberty Media Corp-Liberty Formula One, Class C (2) 85,450
1,669 Match Group Inc (2) 77,625
201 Netflix Inc (2) 88,233
2,284 News Corp, Class A 45,269
3,555 Pinterest Inc, Class A (2) 103,060
5,947 Snap Inc, Class A (2) 67,558
721 Verizon Communications Inc 24,572
3,786 Walt Disney Co/The (2) 336,538
1,690 ZoomInfo Technologies Inc (2) 43,213
Total Communication Services 1,467,505
Consumer Discretionary - 11.5%
7,904 Amazon.com Inc (2) 1,056,607
50 AutoZone Inc (2) 124,086
84 Booking Holdings Inc (2) 249,547
774 Lowe's Cos Inc 181,325
143 Lululemon Athletica Inc (2) 54,130
194 MercadoLibre Inc (2) 240,182
1,993 Starbucks Corp 202,429
2,475 Tesla Inc (2) 661,889
129 Yum! Brands Inc 17,759
Total Consumer Discretionary 2,787,954
Consumer Staples - 8.3%
3,265 Archer-Daniels-Midland Co 277,394
896 Bunge Ltd 97,368
6,865 Coca-Cola Co/The 425,150
955 Darling Ingredients Inc (2) 66,134
4,072 Kroger Co/The 198,062
1,767 PepsiCo Inc 331,242
3,218 Procter & Gamble Co/The 502,973
893 Target Corp 121,868
Total Consumer Staples 2,020,191
Energy - 3.5%
6,069 Baker Hughes Co 217,209
1,455 Cheniere Energy Inc 235,506
5,395 Halliburton Co 210,837
2,673 ONEOK Inc 179,198
Total Energy 842,750
Financials - 13.3%
358 American Express Co 60,459
609 Bank of America Corp 19,488
632 Cboe Global Markets Inc 88,278
1,158 Citigroup Inc 55,190
264 Goldman Sachs Group Inc/The 93,950

Nuveen ESG Large-Cap ETF (NULC)
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

Shares Description (1) Value
Financials (continued)
121 LPL Financial Holdings Inc $ 27,753
1,827 Marsh & McLennan Cos Inc 344,243
1,226 Mastercard Inc, Class A 483,387
3,574 Morgan Stanley 327,235
1,844 PNC Financial Services Group Inc/The 252,425
2,396 Progressive Corp/The 301,848
1,745 Regions Financial Corp 35,546
953 S&P Global Inc 375,968
1,276 Travelers Cos Inc/The 220,250
2,298 Truist Financial Corp 76,340
1,959 Visa Inc, Class A 465,713
Total Financials 3,228,073
Health Care - 12.5%
388 Amgen Inc 90,850
5,062 Bristol-Myers Squibb Co 314,806
295 Cooper Cos Inc/The 115,422
1,627 Danaher Corp 414,983
3,514 Edwards Lifesciences Corp (2) 288,394
315 Elevance Health Inc 148,563
387 Eli Lilly & Co 175,911
3,974 Gilead Sciences Inc 302,580
1,028 HCA Inc 280,449
1,472 Hologic Inc (2) 116,906
803 Horizon Therapeutics Plc (2) 80,517
2,942 Merck & Co Inc 313,764
141 STERIS PLC 31,802
364 UnitedHealth Group Inc 184,319
406 West Pharmaceutical Services Inc 149,424
166 Zimmer Biomet Holdings Inc 22,933
Total Health Care 3,031,623
Industrials - 8.8%
1,530 Automatic Data Processing Inc 378,308
414 Axon Enterprise Inc (2) 76,975
4,988 Carrier Global Corp 297,035
2,013 Copart Inc (2) 177,929
961 CSX Corp 32,021
928 Deere & Co 398,669
835 Dover Corp 121,885
569 Ferguson PLC 91,962
759 Fortune Brands Innovations Inc 53,942
1,995 United Parcel Service Inc, Class B 373,324
180 WW Grainger Inc 132,928
Total Industrials 2,134,978
Information Technology - 28.4%
1,331 Accenture PLC, Class A 421,062
457 Adobe Inc (2) 249,600
934 Akamai Technologies Inc (2) 88,263
1,603 Applied Materials Inc 242,999
329 Atlassian Corp Ltd, Class A (2) 59,858
806 Cadence Design Systems Inc (2) 188,612
610 First Solar Inc (2) 126,514
3,429 Gen Digital Inc 66,694
7,742 Hewlett Packard Enterprise Co 134,556
5,297 HP Inc 173,901
11,561 Intel Corp 413,537
2,720 International Business Machines Corp 392,170
1,064 Keysight Technologies Inc (2) 171,389

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the
Shares Description (1) Value
Information Technology (continued)
5,100 Microsoft Corp $ 1,713,192
1,278 NetApp Inc 99,697
2,363 NVIDIA Corp 1,104,206
996 Salesforce Inc (2) 224,110
1,110 Seagate Technology Holdings PLC 70,485
284 Synopsys Inc (2) 128,311
2,065 Texas Instruments Inc 371,700
1,489 Trimble Inc (2) 80,108
1,072 Twilio Inc, Class A (2) 70,784
1,408 VMware Inc, Class A (2) 221,943
1,908 Western Digital Corp (2) 81,204
Total Information Technology 6,894,895
Materials - 3.4%
1,005 Ball Corp 58,983
2,736 DuPont de Nemours Inc 212,396
353 Ecolab Inc 64,648
1,555 LyondellBasell Industries NV, Class A 153,727
181 Newmont Corp 7,769
345 Reliance Steel & Aluminum Co 101,037
699 Sherwin-Williams Co/The 193,274
324 Steel Dynamics Inc 34,532
Total Materials 826,366
Real Estate - 1.8%
1,165 American Tower Corp 221,711
336 Crown Castle Inc 36,385
48 Equinix Inc 38,876
1,034 Prologis Inc 128,992
Total Real Estate 425,964
Utilities - 2.2%
1,201 Consolidated Edison Inc 113,927
2,592 Exelon Corp 108,501
1,876 Sempra 279,562
1,276 UGI Corp 34,439
Total Utilities 536,429
Total Common Stocks
(cost $20,600,480) 24,196,728
Total Long-Term Investments
(cost $20,600,480) 24,196,728
Other Assets & Liabilities, Net - 0.2% 59,319
Net Assets - 100% $ 24,256,047

Nuveen ESG Large-Cap ETF (NULC)
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 24,196,728 $ – $ – $ 24,196,728
Total
$ 24,196,728 $ – $ – $ 24,196,728
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
S&P Standard & Poor's

Nuveen ESG Large-Cap Growth ETF (NULG)
Portfolio of Investments July 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.9%
X
1,127,886,235 COMMON STOCKS - 99.9%
X 1,127,886,235
Communication Services - 8.3%
14,020 Charter Communications Inc, Class A (2) $ 5,680,764
67,022 Liberty Media Corp-Liberty Formula One, Class C (2) 4,865,797
146,126 Match Group Inc (2) 6,796,320
33,079 Netflix Inc (2) 14,520,689
310,828 Pinterest Inc, Class A (2) 9,010,904
97,415 ROBLOX Corp, Class A (2) 3,823,539
31,893 Roku Inc (2) 3,070,339
520,570 Snap Inc, Class A (2) 5,913,675
40,057 Take-Two Interactive Software Inc (2) 6,126,318
70,311 Trade Desk Inc/The, Class A (2) 6,416,582
212,952 Walt Disney Co/The (2) 18,929,303
348,848 Warner Bros Discovery Inc (2) 4,559,443
148,314 ZoomInfo Technologies Inc (2) 3,792,389
Total Communication Services 93,506,062
Consumer Discretionary - 12.3%
69,068 Aptiv PLC (2) 7,562,255
3,043 AutoZone Inc (2) 7,551,874
4,659 Booking Holdings Inc (2) 13,840,957
12,743 Burlington Stores Inc (2) 2,263,412
7,076 Deckers Outdoor Corp (2) 3,847,151
11,517 Dick's Sporting Goods Inc 1,623,897
120,506 Lucid Group Inc (2),(3) 917,051
14,978 Lululemon Athletica Inc (2) 5,669,622
5,699 MercadoLibre Inc (2) 7,055,647
770 NVR Inc (2) 4,855,959
12,409 Pool Corp 4,774,239
125,428 Starbucks Corp 12,739,722
176,894 Tesla Inc (2) 47,306,762
21,622 Tractor Supply Co 4,843,112
12,834 Ulta Beauty Inc (2) 5,708,563
62,402 Yum! Brands Inc 8,590,883
Total Consumer Discretionary 139,151,106
Consumer Staples - 5.5%
66,019 Church & Dwight Co Inc 6,316,038
9,821 Clorox Co/The 1,487,685
126,737 Colgate-Palmolive Co 9,664,964
45,980 Costco Wholesale Corp 25,779,607
42,037 Hershey Co/The 9,723,578
16,433 Lamb Weston Holdings Inc 1,702,952
102,624 Sysco Corp 7,831,237
Total Consumer Staples 62,506,061
Energy - 1.0%
122,499 Baker Hughes Co 4,384,240
174,164 Halliburton Co 6,806,329
Total Energy 11,190,569
Financials - 8.5%
9,894 FactSet Research Systems Inc 4,304,286
7,296 MarketAxess Holdings Inc 1,964,229
67,762 Mastercard Inc, Class A 26,717,201

Nuveen ESG Large-Cap Growth ETF (NULG)
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

Shares Description (1) Value
Financials (continued)
26,904 Moody's Corp $ 9,490,386
81,602 Nasdaq Inc 4,120,085
51,481 S&P Global Inc 20,309,769
119,883 Visa Inc, Class A 28,499,786
Total Financials 95,405,742
Health Care - 11.3%
67,450 Agilent Technologies Inc 8,213,387
15,004 Cooper Cos Inc/The 5,870,465
67,552 Danaher Corp 17,229,813
134,315 Edwards Lifesciences Corp (2) 11,023,232
20,446 Elevance Health Inc 9,642,947
54,137 Eli Lilly & Co 24,607,973
14,686 HCA Inc 4,006,488
48,743 Hologic Inc (2) 3,871,169
13,605 IDEXX Laboratories Inc (2) 7,547,102
16,433 Illumina Inc (2) 3,157,601
9,402 Insulet Corp (2) 2,602,004
5,518 Mettler-Toledo International Inc (2) 6,938,720
1,956 Molina Healthcare Inc (2) 595,582
13,234 Repligen Corp (2) 2,270,425
10,073 Waters Corp (2) 2,782,263
16,359 West Pharmaceutical Services Inc 6,020,766
61,737 Zoetis Inc 11,612,112
Total Health Care 127,992,049
Industrials - 10.2%
27,684 AECOM 2,408,508
60,236 Automatic Data Processing Inc 14,893,953
13,641 Axon Enterprise Inc (2) 2,536,271
10,528 Broadridge Financial Solutions Inc 1,767,862
17,496 Builders FirstSource Inc (2) 2,526,947
13,222 Cintas Corp 6,637,973
96,027 Copart Inc (2) 8,487,827
28,804 Deere & Co 12,374,198
43,042 Graco Inc 3,414,522
8,294 IDEX Corp 1,872,868
36,167 Illinois Tool Works Inc 9,523,495
24,146 JB Hunt Transport Services Inc 4,924,335
22,180 Old Dominion Freight Line Inc 9,304,288
69,088 Otis Worldwide Corp 6,284,245
24,629 Quanta Services Inc 4,965,699
39,409 Robert Half Inc 2,922,177
9,045 Rockwell Automation Inc 3,041,743
17,785 Toro Co/The 1,807,845
45,826 TransUnion 3,651,874
10,699 United Rentals Inc 4,971,611
8,889 WW Grainger Inc 6,564,438
Total Industrials 114,882,679
Information Technology - 39.6%
48,670 Adobe Inc (2) 26,582,094
121,186 Applied Materials Inc 18,370,586
37,151 Atlassian Corp Ltd, Class A (2) 6,759,253
43,624 Autodesk Inc (2) 9,247,852
53,090 Black Knight Inc (2) 3,733,289
65,125 Cadence Design Systems Inc (2) 15,239,901
21,210 Ceridian HCM Holding Inc (2) 1,501,880
27,639 First Solar Inc (2) 5,732,329
12,266 HubSpot Inc (2) 7,121,026

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Shares Description (1) Value
Information Technology (continued)
39,032 Intuit Inc $ 19,972,674
89,159 Keysight Technologies Inc (2) 14,361,732
409,207 Microsoft Corp 137,460,814
169,332 NVIDIA Corp 79,127,150
80,563 NXP Semiconductors NV 17,963,938
10,880 Paycom Software Inc 4,012,109
8,490 Paylocity Holding Corp (2) 1,925,956
45,868 PTC Inc (2) 6,688,013
87,910 Salesforce Inc (2) 19,780,629
30,047 ServiceNow Inc (2) 17,517,401
38,681 Synopsys Inc (2) 17,476,076
46,669 Twilio Inc, Class A (2) 3,081,554
42,647 Wolfspeed Inc (2) 2,810,437
44,159 Workday Inc, Class A (2) 10,471,424
Total Information Technology 446,938,117
Materials - 2.3%
20,928 Avery Dennison Corp 3,850,961
38,715 Ecolab Inc 7,090,265
37,787 Sherwin-Williams Co/The 10,448,106
41,518 Steel Dynamics Inc 4,424,988
Total Materials 25,814,320
Real Estate - 0.9%
24,619 American Tower Corp 4,685,242
69,791 CBRE Group Inc, Class A (2) 5,814,288
Total Real Estate 10,499,530
Total Common Stocks
(cost $969,694,000) 1,127,886,235
Total Long-Term Investments
(cost $969,694,000) 1,127,886,235
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.1%
690,200 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
5.340%(5) $ 690,200
Total Investments Purchased with Collateral from Securities Lending
(cost $690,200) 690,200
Total Investments
(cost $ 970,384,200 ) - 100 .0% 1,128,576,435
Other Assets & Liabilities, Net - 0.0% 386,640
Net Assets - 100% $ 1,128,963,075

Nuveen ESG Large-Cap Growth ETF (NULG)
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,127,886,235 $ – $ – $ 1,127,886,235
Investments Purchased with Collateral from
Securities Lending 690,200 – – 690,200
Total
$ 1,128,576,435 $ – $ – $ 1,128,576,435
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $676,072.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
S&P Standard & Poor's

Nuveen ESG Large-Cap Value ETF (NULV)
Portfolio of Investments July 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.7%
X
1,555,468,666 COMMON STOCKS - 99.7%
X 1,555,468,666
Communication Services - 3.7%
548,415 Comcast Corp, Class A $ 24,821,263
107,822 Interpublic Group of Cos Inc /The 3,690,747
848,218 Verizon Communications Inc 28,907,270
Total Communication Services 57,419,280
Consumer Discretionary - 3.5%
40,735 Home Depot Inc /The 13,598,972
102,524 LKQ Corp 5,617,290
104,850 Lowe's Cos Inc 24,563,209
343,342 Lucid Group Inc (2) 2,612,833
32,967 Vail Resorts Inc 7,763,399
Total Consumer Discretionary 54,155,703
Consumer Staples - 12.5%
292,825 Archer-Daniels-Midland Co 24,878,412
122,414 Bunge Ltd 13,302,729
625,568 Coca-Cola Co/The 38,741,426
100,248 Colgate-Palmolive Co 7,644,913
4,785 General Mills Inc 357,631
646,367 Keurig Dr Pepper Inc 21,982,942
152,987 Kimberly-Clark Corp 19,750,622
422,733 Kroger Co/The 20,561,733
76,080 McCormick & Co Inc /MD 6,807,638
207,406 PepsiCo Inc 38,880,329
20,392 Target Corp 2,782,896
Total Consumer Staples 195,691,271
Energy - 5.2%
537,930 Baker Hughes Co 19,252,514
369,984 Halliburton Co 14,458,975
347,797 ONEOK Inc 23,316,311
193,801 Valero Energy Corp 24,982,887
Total Energy 82,010,687
Financials - 19.4%
77,784 American Express Co 13,136,162
43,385 Assurant Inc 5,835,716
152,511 Bank of New York Mellon Corp/The 6,917,899
86,662 Cboe Global Markets Inc 12,104,948
222,573 Citigroup Inc 10,607,829
364,899 Fidelity National Information Services Inc 22,032,602
203,186 Fiserv Inc (2) 25,644,105
44,756 Goldman Sachs Group Inc /The 15,927,318
255,060 Hartford Financial Services Group Inc /The 18,333,713
363,599 JPMorgan Chase & Co 57,434,098
114,894 Marsh & McLennan Cos Inc 21,648,327
299,048 Morgan Stanley 27,380,835
76,949 PNC Financial Services Group Inc /The 10,533,549
168,822 Prudential Financial Inc 16,289,635
759,925 Regions Financial Corp 15,479,672
117,800 Travelers Cos Inc /The 20,333,458
85,566 Truist Financial Corp 2,842,502
Total Financials 302,482,368

Nuveen ESG Large-Cap Value ETF (NULV)
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

Shares Description (1) Value
Health Care - 16.9%
309,202 Abbott Laboratories $ 34,423,459
85,340 Amgen Inc 19,982,361
448,657 Bristol-Myers Squibb Co 27,901,979
99,361 Danaher Corp 25,343,017
268,997 Gilead Sciences Inc 20,481,431
72,786 HCA Inc 19,856,749
7,754 Laboratory Corp of America Holdings 1,658,813
365,016 Merck & Co Inc 38,928,956
2,063 Quest Diagnostics Inc 278,938
81,067 STERIS PLC 18,284,662
93,956 UnitedHealth Group Inc 47,576,500
70,117 Zimmer Biomet Holdings Inc 9,686,663
Total Health Care 264,403,528
Industrials - 10.5%
62,448 Broadridge Financial Solutions Inc 10,486,268
112,038 Caterpillar Inc 29,709,117
453,130 CSX Corp 15,098,292
24,973 Eaton Corp PLC 5,127,457
139,234 Ferguson PLC 22,502,999
258,506 Fortive Corp 20,253,945
116,804 Ingersoll Rand Inc 7,623,797
255,746 Johnson Controls International plc 17,787,134
77,594 Otis Worldwide Corp 7,057,950
54,828 TransUnion 4,369,243
127,116 United Parcel Service Inc , Class B 23,787,217
Total Industrials 163,803,419
Information Technology - 13.4%
77,840 Accenture PLC, Class A 24,624,684
95,785 Applied Materials Inc 14,520,048
380,335 Cisco Systems Inc 19,792,633
29,117 First Solar Inc (2) 6,038,866
400,652 Gen Digital Inc 7,792,681
363,618 Hewlett Packard Enterprise Co 6,319,681
256,004 HP Inc 8,404,611
949,009 Intel Corp 33,946,052
217,008 International Business Machines Corp 31,288,214
75,268 Marvell Technology Inc 4,902,205
74,152 NXP Semiconductors NV 16,534,413
180,808 Texas Instruments Inc 32,545,440
35,789 Wolfspeed Inc (2) 2,358,495
Total Information Technology 209,068,023
Materials - 5.2%
12,644 Ball Corp 742,076
309,467 DuPont de Nemours Inc 24,023,923
24,506 Ecolab Inc 4,488,029
51,099 International Flavors & Fragrances Inc 4,323,486
212,915 LyondellBasell Industries NV, Class A 21,048,777
111,836 Newmont Corp 4,800,001
31,407 PPG Industries Inc 4,519,467
48,011 Reliance Steel & Aluminum Co 14,060,502
25,680 Steel Dynamics Inc 2,736,975
Total Materials 80,743,236
Real Estate - 4.1%
116,310 American Tower Corp 22,134,956
74,881 Crown Castle Inc 8,108,863
43,657 Iron Mountain Inc 2,680,540

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Real Estate (continued)
223,313 Prologis Inc $ 27,858,297
34,275 Welltower Inc 2,815,691
Total Real Estate 63,598,347
Utilities - 5.3%
219,691 Consolidated Edison Inc 20,839,888
164,988 Essential Utilities Inc 6,977,343
65,844 Eversource Energy 4,762,497
536,755 Exelon Corp 22,468,564
150,614 Sempra 22,444,498
170,434 UGI Corp 4,600,014
Total Utilities 82,092,804
Total Common Stocks
(cost $1,506,912,503) 1,555,468,666
Total Long-Term Investments
(cost $1,506,912,503) 1,555,468,666
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.0%
1,123 State Street Navigator Securities Lending Government
Money Market Portfolio (3)
5.340%(4) $ 1,123
Total Investments Purchased with Collateral from Securities Lending
(cost $1,123) 1,123
Total Investments
(cost $1,506,913,626 ) - 99.7% 1,555,469,789
Other Assets & Liabilities, Net - 0.3% 4,391,125
Net Assets - 100% $ 1,559,860,914
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,555,468,666 $ – $ – $ 1,555,468,666
Investments Purchased with Collateral from
Securities Lending 1,123 – – 1,123
Total
$ 1,555,469,789 $ – $ – $ 1,555,469,789

Nuveen ESG Large-Cap Value ETF (NULV)
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(4) The rate shown is the one-day yield as of the end of the reporting period.

Nuveen ESG Mid-Cap Growth ETF (NUMG)
Portfolio of Investments July 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.9%
X 385,251,770 COMMON STOCKS - 99.9%
X 385,251,770
Communication Services - 10.8%
166,575 Match Group Inc (2) $ 7,747,403
190,351 ROBLOX Corp, Class A (2) 7,471,277
94,695 Roku Inc (2) 9,116,288
641,125 Snap Inc, Class A (2) 7,283,180
25,459 Take-Two Interactive Software Inc (2) 3,893,699
236,290 ZoomInfo Technologies Inc (2) 6,041,935
Total Communication Services 41,553,782
Consumer Discretionary - 8.4%
353 Burlington Stores Inc (2) 62,700
14,678 Deckers Outdoor Corp (2) 7,980,282
434,854 Lucid Group Inc (2) 3,309,239
20,192 Pool Corp 7,768,670
38,697 Tractor Supply Co 8,667,741
10,185 Ulta Beauty Inc (2) 4,530,288
Total Consumer Discretionary 32,318,920
Consumer Staples - 1.8%
21,165 Clorox Co/The 3,206,074
36,656 Lamb Weston Holdings Inc 3,798,661
Total Consumer Staples 7,004,735
Energy - 2.1%
222,316 Baker Hughes Co 7,956,690
Total Energy 7,956,690
Financials - 9.1%
84,573 Arch Capital Group Ltd (2) 6,570,476
15,364 FactSet Research Systems Inc 6,683,955
28,088 Jack Henry & Associates Inc 4,706,706
37,061 LPL Financial Holdings Inc 8,500,311
22,584 MarketAxess Holdings Inc 6,080,064
48,140 Nasdaq Inc 2,430,589
Total Financials 34,972,101
Health Care - 13.7%
20,870 Cooper Cos Inc/The 8,165,596
53,916 DaVita Inc (2) 5,498,893
67,732 Hologic Inc (2) 5,379,275
27,985 Insulet Corp (2) 7,744,849
6,632 Molina Healthcare Inc (2) 2,019,378
37,605 Repligen Corp (2) 6,451,514
27,725 Waters Corp (2) 7,657,922
26,798 West Pharmaceutical Services Inc 9,862,736
Total Health Care 52,780,163
Industrials - 21.4%
30,132 AECOM 2,621,484
35,551 Axon Enterprise Inc (2) 6,609,997
36,391 Broadridge Financial Solutions Inc 6,110,777
56,626 Builders FirstSource Inc (2) 8,178,493
71,988 Graco Inc 5,710,808
21,377 IDEX Corp 4,827,140
41,833 JB Hunt Transport Services Inc 8,531,422

Nuveen ESG Mid-Cap Growth ETF (NUMG)
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For
Shares Description (1) Value
Industrials (continued)
424 Lennox International Inc $ 155,795
53,512 Quanta Services Inc 10,789,089
84,592 Robert Half Inc 6,272,497
60,240 Toro Co/The 6,123,396
85,995 TransUnion 6,852,942
17,188 United Rentals Inc 7,986,920
2,391 WW Grainger Inc 1,765,730
Total Industrials 82,536,490
Information Technology - 26.7%
28,271 ANSYS Inc (2) 9,671,509
22,403 Aspentech Corp (2) 3,998,936
3,252 Black Knight Inc (2) 228,681
88,051 Ceridian HCM Holding Inc (2) 6,234,891
74,420 DocuSign Inc (2) 4,005,284
2,540 Fair Isaac Corp (2) 2,128,444
34,196 First Solar Inc (2) 7,092,250
28,498 Gartner Inc (2) 10,076,608
13,023 HubSpot Inc (2) 7,560,503
62,256 Keysight Technologies Inc (2) 10,028,196
78,936 Lattice Semiconductor Corp (2) 7,178,440
13,630 MongoDB Inc (2) 5,770,942
54,235 PTC Inc (2) 7,908,005
64,287 Splunk Inc (2) 6,964,211
102,224 Twilio Inc, Class A (2) 6,749,851
46,001 Zscaler Inc (2) 7,377,640
Total Information Technology 102,974,391
Materials - 3.4%
24,378 Avery Dennison Corp 4,485,796
63,069 RPM International Inc 6,515,658
11,056 Vulcan Materials Co 2,437,848
Total Materials 13,439,302
Real Estate - 2.5%
116,615 CBRE Group Inc, Class A (2) 9,715,196
Total Real Estate 9,715,196
Total Common Stocks
(cost $355,576,178) 385,251,770
Total Long-Term Investments
(cost $355,576,178) 385,251,770
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.0%
639 State Street Navigator Securities Lending Government
Money Market Portfolio (3)
5.340%(4) $ 639
Total Investments Purchased with Collateral from Securities Lending
(cost $639) 639
Total Investments
(cost $ 355,576,817 ) - 99 .9% 385,252,409
Other Assets & Liabilities, Net - 0.1% 417,586
Net Assets - 100% $ 385,669,995

a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 385,251,770 $ – $ – $ 385,251,770
Investments Purchased with Collateral from
Securities Lending 639 – – 639
Total
$ 385,252,409 $ – $ – $ 385,252,409
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(4) The rate shown is the one-day yield as of the end of the reporting period.

Nuveen ESG Mid-Cap Value ETF (NUMV)
Portfolio of Investments July 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.7%
X 342,371,023 COMMON STOCKS - 99.7%
X 342,371,023
Communication Services - 4.5%
143,868 Interpublic Group of Cos Inc/The $ 4,924,602
201,327 Liberty Global PLC, Class C (2) 3,978,221
30,519 Liberty Global PLC, Class A (2) 566,738
95,209 Paramount Global, Class B 1,526,200
843,331 Sirius XM Holdings Inc (3) 4,300,988
Total Communication Services 15,296,749
Consumer Discretionary - 11.8%
124,951 Aramark 5,044,272
2,378 Bath & Body Works Inc 88,129
25,510 CarMax Inc (2) 2,107,381
4,340 Dick's Sporting Goods Inc 611,940
39,160 Genuine Parts Co 6,097,995
79,355 Hasbro Inc 5,123,159
99,509 LKQ Corp 5,452,098
299,924 Lucid Group Inc (2),(3) 2,282,422
81,281 PulteGroup Inc 6,859,304
20,604 Rivian Automotive Inc, Class A (2),(3) 569,494
20,566 Vail Resorts Inc 4,843,087
73,344 VF Corp 1,452,945
348 Whirlpool Corp 50,202
Total Consumer Discretionary 40,582,428
Consumer Staples - 5.4%
59,729 Bunge Ltd 6,490,750
16,930 Clorox Co/The 2,564,556
156,308 Conagra Brands Inc 5,128,466
63,359 Kellogg Co 4,238,084
Total Consumer Staples 18,421,856
Energy - 4.5%
211,143 Baker Hughes Co 7,556,808
115,776 ONEOK Inc 7,761,623
Total Energy 15,318,431
Financials - 15.4%
42,315 Ally Financial Inc 1,292,300
258,554 Annaly Capital Management Inc 5,194,350
36,243 Assurant Inc 4,875,046
39,781 Cboe Global Markets Inc 5,556,610
102,437 Citizens Financial Group Inc 3,304,618
20,399 Discover Financial Services 2,153,114
186,412 Equitable Holdings Inc 5,348,160
66,698 Fifth Third Bancorp 1,940,912
81,295 Franklin Resources Inc 2,377,066
89,291 Hartford Financial Services Group Inc/The 6,418,237
145,123 Huntington Bancshares Inc/OH 1,776,305
14,817 Jack Henry & Associates Inc 2,482,885
79,655 Nasdaq Inc 4,021,781
299,617 Regions Financial Corp 6,103,198
Total Financials 52,844,582

Shares Description (1) Value
Health Care - 7.7%
211,322 Avantor Inc (2) $ 4,346,893
28,443 Baxter International Inc 1,286,477
44,373 DENTSPLY SIRONA Inc 1,842,367
36,099 Jazz Pharmaceuticals PLC (2) 4,708,032
3,919 Laboratory Corp of America Holdings 838,392
41,932 Quest Diagnostics Inc 5,669,626
29,907 STERIS PLC 6,745,524
4,544 Teleflex Inc 1,141,316
Total Health Care 26,578,627
Industrials - 16.3%
33,953 Broadridge Financial Solutions Inc 5,701,388
32,716 CH Robinson Worldwide Inc 3,277,489
10,287 Dover Corp 1,501,593
21,115 Expeditors International of Washington Inc 2,687,940
1,072 Fastenal Co 62,830
48,375 Ferguson PLC 7,818,367
7,447 IDEX Corp 1,681,607
80,894 Ingersoll Rand Inc 5,279,951
15,258 Lennox International Inc 5,606,400
45,538 Owens Corning 6,374,865
37,353 Pentair PLC 2,596,033
15,116 United Rentals Inc 7,024,103
57,040 Xylem Inc/NY 6,431,260
Total Industrials 56,043,826
Information Technology - 8.5%
49,405 Akamai Technologies Inc (2) 4,668,773
13,017 Black Knight Inc (2) 915,355
23,191 First Solar Inc (2) 4,809,813
29,836 Gen Digital Inc 580,310
415,000 Hewlett Packard Enterprise Co 7,212,700
10,213 Seagate Technology Holdings PLC 648,526
57,267 Trimble Inc (2) 3,080,965
95,824 Western Digital Corp (2) 4,078,269
47,269 Wolfspeed Inc (2) 3,115,027
Total Information Technology 29,109,738
Materials - 6.0%
6,098 Avery Dennison Corp 1,122,093
57,288 Ball Corp 3,362,233
16,340 Martin Marietta Materials Inc 7,295,156
120,169 Mosaic Co/The 4,898,088
5,261 Reliance Steel & Aluminum Co 1,540,737
22,874 Steel Dynamics Inc 2,437,911
Total Materials 20,656,218
Real Estate - 11.7%
51,702 Alexandria Real Estate Equities Inc 6,497,907
59,912 Boston Properties Inc 3,991,937
19,355 Camden Property Trust 2,111,437
307,628 Host Hotels & Resorts Inc 5,660,355
102,821 Iron Mountain Inc 6,313,209
9,769 Kimco Realty Corp 197,920
1,116 Regency Centers Corp 73,132
128,960 Ventas Inc 6,257,139
234,055 VICI Properties Inc 7,368,051
27,886 WP Carey Inc 1,883,142
Total Real Estate 40,354,229

Nuveen ESG Mid-Cap Value ETF (NUMV)
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Utilities - 7.9%
49,476 Atmos Energy Corp $ 6,021,724
206,078 CenterPoint Energy Inc 6,200,887
124,992 Essential Utilities Inc 5,285,912
188,686 NiSource Inc 5,253,018
163,127 UGI Corp 4,402,798
Total Utilities 27,164,339
Total Common Stocks
(cost $321,367,923) 342,371,023
Total Long-Term Investments
(cost $321,367,923) 342,371,023
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.7%
2,179,022 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
5.340%(5) $ 2,179,022
Total Investments Purchased with Collateral from Securities Lending
(cost $2,179,022) 2,179,022
Total Investments
(cost $ 323,546,945 ) - 100 .4% 344,550,045
Other Assets & Liabilities, Net - (0.4)% (1,246,471)
Net Assets - 100% $ 343,303,574
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 342,371,023 $ – $ – $ 342,371,023
Investments Purchased with Collateral from
Securities Lending 2,179,022 – – 2,179,022
Total
$ 344,550,045 $ – $ – $ 344,550,045
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,138,937.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.

Nuveen ESG Small-Cap ETF (NUSC)
Portfolio of Investments July 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.9%
X
1,090,538,443 COMMON STOCKS - 99.9%
X 1,090,538,443
Communication Services - 2.1%
170,543 AMC Entertainment Holdings Inc, Class A (2),(3) $ 847,599
521,290 AMC Entertainment Holdings Inc (3) 964,387
29,510 Bandwidth Inc, Class A (3) 447,076
592 Cable One Inc 428,572
69,055 Cinemark Holdings Inc (3) 1,152,528
409,024 Clear Channel Outdoor Holdings Inc (3) 736,243
49,516 Consolidated Communications Holdings Inc (3) 177,267
105,927 Eventbrite Inc, Class A (3) 1,219,220
106,485 iHeartMedia Inc, Class A (3) 503,674
53,309 Iridium Communications Inc 2,801,388
57,015 John Wiley & Sons Inc, Class A 1,951,623
23,157 Liberty Latin America Ltd, Class A (3) 194,519
24,299 Lions Gate Entertainment Corp, Class B (3) 177,869
173,523 Magnite Inc (3) 2,625,403
32,542 MediaAlpha Inc, Class A (3) 329,976
84,044 Nextdoor Holdings Inc (3) 261,377
99,205 Radius Global Infrastructure Inc, Class A (3) 1,479,147
36,344 Scholastic Corp 1,569,697
104,179 TEGNA Inc 1,760,625
63,787 WideOpenWest Inc (3) 525,605
47,284 Ziff Davis Inc (3) 3,429,036
Total Communication Services 23,582,831
Consumer Discretionary - 15.0%
37,372 1-800-Flowers.com Inc, Class A (3) 324,389
39,785 Aaron's Co Inc/The 629,399
278,171 ADT Inc 1,774,731
7,359 America's Car-Mart Inc/TX (3) 876,604
17,243 Asbury Automotive Group Inc (3) 3,890,021
1,329 AutoNation Inc (3) 213,942
10,983 Beazer Homes USA Inc (3) 369,358
48,509 Bright Horizons Family Solutions Inc (3) 4,706,828
14,654 Brinker International Inc (3) 575,609
44,180 Brunswick Corp/DE 3,813,176
384,561 Canoo Inc (2),(3) 248,119
16,823 Carriage Services Inc 544,560
8,486 Carter's Inc 636,535
154,630 Chegg Inc (3) 1,566,402
67,748 Chico's FAS Inc (3) 413,263
10,241 Columbia Sportswear Co 805,045
55,525 Crocs Inc (3) 6,016,134
28,677 Ethan Allen Interiors Inc 902,465
43,852 European Wax Center Inc, Class A (3) 849,413
882 Five Below Inc (3) 183,756
6,933 Foot Locker Inc 186,290
29,796 Franchise Group Inc 886,729
104,230 Frontdoor Inc (3) 3,639,712
45,530 Gap Inc/The 468,959
17,407 Group 1 Automotive Inc 4,500,232
196,620 H&R Block Inc 6,608,398
81,636 Harley-Davidson Inc 3,151,966
24,275 Helen of Troy Ltd (3) 3,430,057
101,746 Hilton Grand Vacations Inc (3) 4,731,189
33,562 iRobot Corp (3) 1,342,480

Shares Description (1) Value
Consumer Discretionary (continued)
63,931 Kontoor Brands Inc $ 2,708,117
21,784 LCI Industries 2,968,506
5,254 Leggett & Platt Inc 153,732
200,401 Leslie's Inc (3) 1,276,554
47,359 Levi Strauss & Co, Class A 713,700
21,965 Lithia Motors Inc 6,820,791
18,099 Lovesac Co/The (3) 529,939
30,810 Macy's Inc 511,138
26,325 Malibu Boats Inc, Class A (3) 1,578,184
26,496 MarineMax Inc (3) 1,068,584
37,614 Marriott Vacations Worldwide Corp 4,833,775
391,107 Mattel Inc (3) 8,330,579
20,466 Movado Group Inc 587,374
26,755 Murphy USA Inc 8,214,588
47,592 National Vision Holdings Inc (3) 1,029,415
217,902 Newell Brands Inc 2,431,786
87,408 Nordstrom Inc 2,019,999
46,203 ODP Corp/The (3) 2,304,606
110,851 Petco Health & Wellness Co Inc (3) 904,544
37,795 Planet Fitness Inc (3) 2,552,674
141,840 Playa Hotels & Resorts NV (3) 1,157,414
11,509 PVH Corp 1,031,667
133,668 Rover Group Inc (3) 732,501
49,408 SeaWorld Entertainment Inc (3) 2,735,721
154,322 Service Corp International/US 10,285,561
9,652 Signet Jewelers Ltd 776,889
28,260 Sleep Number Corp (3) 782,519
156,299 Sonos Inc (3) 2,678,965
11,445 Steven Madden Ltd 382,034
65,802 Tapestry Inc 2,839,356
46,429 Target Hospitality Corp (2),(3) 592,898
65,685 Thor Industries Inc 7,585,961
9,944 TopBuild Corp (3) 2,723,960
106,971 Topgolf Callaway Brands Corp (3) 2,136,211
69,378 Traeger Inc (3) 309,426
89,541 Travel + Leisure Co 3,647,005
58,640 Victoria's Secret & Co (3) 1,201,534
66,887 Wendy's Co/The 1,437,402
1,369 Williams-Sonoma Inc 189,798
39,404 Winnebago Industries Inc 2,710,995
55,489 Wolverine World Wide Inc 703,046
36,543 Wyndham Hotels & Resorts Inc 2,847,430
20,765 XPEL Inc (3) 1,686,741
30,433 Xponential Fitness Inc, Class A (3) 642,745
55,507 YETI Holdings Inc (3) 2,364,598
Total Consumer Discretionary 164,006,723
Consumer Staples - 3.4%
40,729 Andersons Inc/The 1,988,390
9,157 Casey's General Stores Inc 2,313,608
43,404 Chefs' Warehouse Inc/The (3) 1,577,301
62,778 Edgewell Personal Care Co 2,474,081
28,775 Energizer Holdings Inc 1,027,267
193,426 Flowers Foods Inc 4,779,556
58,738 Freshpet Inc (3) 4,319,592
94,343 Hain Celestial Group Inc/The (3) 1,195,326
53,495 Mission Produce Inc (3) 621,612
62,738 Nu Skin Enterprises Inc, Class A 1,843,870
34,741 Performance Food Group Co (3) 2,076,122
64,393 TreeHouse Foods Inc (3) 3,323,323
205,895 US Foods Holding Corp (3) 8,797,893

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

Shares Description (1) Value
Consumer Staples (continued)
35,958 Vital Farms Inc (3) $ 420,709
Total Consumer Staples 36,758,650
Energy - 4.2%
180,652 Archrock Inc 2,106,402
6,462 Cactus Inc, Class A 328,140
251,695 ChampionX Corp 8,960,342
231,608 Clean Energy Fuels Corp (3) 1,141,827
7,456 Core Laboratories Inc 193,782
85,960 Delek US Holdings Inc 2,371,636
25,239 DMC Global Inc (3) 476,008
37,629 Dril-Quip Inc (3) 974,215
42,802 Enviva Inc 576,543
23,275 Excelerate Energy Inc, Class A 493,896
119,482 Expro Group Holdings NV (3) 2,651,306
298,368 NOV Inc 5,991,229
126,786 Oceaneering International Inc (3) 2,846,346
21,233 Oil States International Inc (3) 170,713
448,556 TechnipFMC PLC (3) 8,226,517
76,900 Weatherford International PLC (3) 6,390,390
79,672 World Kinect Corp 1,795,807
Total Energy 45,695,099
Financials - 15.7%
476,165 AGNC Investment Corp 4,852,121
20,164 Amalgamated Financial Corp 402,473
24,472 A-Mark Precious Metals Inc 998,213
42,580 Argo Group International Holdings Ltd 1,264,626
6,626 Atlantic Union Bankshares Corp 211,899
17,085 Banc of California Inc 242,778
60,539 Bancorp Inc/The (3) 2,294,428
29,390 Bank OZK 1,285,225
42,047 Banner Corp 2,001,858
18,782 Bar Harbor Bankshares 512,936
55,422 Berkshire Hills Bancorp Inc 1,264,176
38,567 BOK Financial Corp 3,435,548
64,198 Bread Financial Holdings Inc 2,668,711
79,292 BRP Group Inc, Class A (3) 1,975,164
31,611 Byline Bancorp Inc 693,861
8,984 Cambridge Bancorp 552,875
83,329 Compass Diversified Holdings 1,877,402
3,749 Diamond Hill Investment Group Inc 680,481
32,196 Donnelley Financial Solutions Inc (3) 1,522,871
66,401 Dynex Capital Inc 866,533
116,931 East West Bancorp Inc 7,274,278
19,884 Enterprise Financial Services Corp 815,244
82,257 EVERTEC Inc 3,235,168
6,358 Federal Agricultural Mortgage Corp, Class C 1,022,048
133,689 First American Financial Corp 8,473,209
104,175 First BanCorp/Puerto Rico 1,546,999
8,976 First Financial Bancorp 207,256
5,881 First Financial Bankshares Inc 191,662
11,666 First Interstate BancSystem Inc, Class A 335,164
427,826 FNB Corp/PA 5,471,895
91,446 Glacier Bancorp Inc 2,990,284
109,197 Hancock Whitney Corp 4,805,760
36,028 Hanmi Financial Corp 684,532
108,128 Hannon Armstrong Sustainable Infrastructure Capital Inc 2,823,222
2,081 Hanover Insurance Group Inc/The 236,152
25,903 HomeStreet Inc 238,308
30,921 Independent Bank Corp 1,862,990

Shares Description (1) Value
Financials (continued)
23,180 Independent Bank Corp/MI $ 478,899
70,571 International Bancshares Corp 3,503,144
24,864 Invesco Mortgage Capital Inc 298,617
93,617 Jackson Financial Inc, Class A 3,091,233
10,007 Lincoln National Corp 280,596
14,205 Morningstar Inc 3,273,968
18,191 National Bank Holdings Corp, Class A 625,043
18,138 Nelnet Inc, Class A 1,789,858
53,287 OFG Bancorp 1,784,582
55,307 Old National Bancorp/IN 941,878
101,840 Open Lending Corp (3) 1,149,774
151,959 PacWest Bancorp 1,413,219
54,917 PennyMac Financial Services Inc 4,131,406
49,883 Perella Weinberg Partners 492,844
2,970 Pinnacle Financial Partners Inc 225,423
30,368 PJT Partners Inc, Class A 2,408,486
35,823 Primerica Inc 7,619,552
60,416 PROG Holdings Inc (3) 2,451,681
47,501 Reinsurance Group of America Inc 6,666,765
11,252 RenaissanceRe Holdings Ltd 2,101,424
144,733 Rocket Cos Inc, Class A (3) 1,581,932
109,731 Ryan Specialty Holdings Inc (3) 4,755,742
21,285 SLM Corp 344,391
5,064 Southside Bancshares Inc 168,175
57,679 SouthState Corp 4,479,928
230,184 Starwood Property Trust Inc 4,774,016
35,250 Stewart Information Services Corp 1,661,333
22,967 StoneX Group Inc (3) 2,113,194
172,964 Synovus Financial Corp 5,863,480
27,845 United Bankshares Inc/WV 931,137
332,301 Valley National Bancorp 3,409,408
62,880 Veritex Holdings Inc 1,352,549
17,240 Victory Capital Holdings Inc, Class A 571,678
45,100 Virtu Financial Inc, Class A 837,056
10,338 Walker & Dunlop Inc 940,551
108,252 Western Alliance Bancorp 5,623,691
207,754 Western Union Co/The 2,530,444
52,655 WEX Inc (3) 9,970,224
74,687 Zions Bancorp NA 2,856,778
Total Financials 171,312,449
Health Care - 12.9%
83,983 Accolade Inc (3) 1,261,425
34,838 Aclaris Therapeutics Inc (3) 343,851
51,461 Agiliti Inc (3) 883,585
16,244 agilon health Inc (3) 311,073
49,081 Alector Inc (3) 336,696
30,312 Allakos Inc (3) 163,079
41,716 Alphatec Holdings Inc (3) 737,122
50,744 AMN Healthcare Services Inc (3) 5,437,220
14,619 AnaptysBio Inc (3) 288,140
41,118 Anavex Life Sciences Corp (2),(3) 339,223
30,752 Arcellx Inc (3) 1,053,256
31,011 Arcturus Therapeutics Holdings Inc (3) 1,084,145
52,920 Arcutis Biotherapeutics Inc (3) 577,357
154,619 ATAI Life Sciences NV (2),(3) 323,154
1,815 Atrion Corp 1,017,507
42,811 Axogen Inc (3) 369,887
15,282 Axsome Therapeutics Inc (2),(3) 1,199,179
74,211 Biohaven Ltd (3) 1,475,315
207,520 Brookdale Senior Living Inc (3) 730,470

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

Shares Description (1) Value
Health Care (continued)
265,463 Cano Health Inc (2),(3) $ 390,231
49,113 Cassava Sciences Inc (2),(3) 1,079,504
32,060 Castle Biosciences Inc (3) 540,211
212,245 Cerus Corp (3) 651,592
1,733 Chemed Corp 903,049
47,435 Cogent Biosciences Inc (3) 616,181
94,929 Compass Therapeutics Inc (3) 272,446
12,090 CorVel Corp (3) 2,473,130
38,664 CRISPR Therapeutics AG (2),(3) 2,216,607
44,221 Cross Country Healthcare Inc (3) 1,140,902
62,688 CryoPort Inc (3) 1,007,396
22,569 Cullinan Oncology Inc (3) 239,006
28,004 Cymabay Therapeutics Inc (3) 365,452
48,015 Denali Therapeutics Inc (3) 1,365,066
23,057 DICE Therapeutics Inc (3) 1,083,679
113,074 DocGo Inc (3) 948,691
17,128 Editas Medicine Inc (3) 150,384
313,392 Elanco Animal Health Inc (3) 3,782,641
53,704 Embecta Corp 1,146,043
3,060 Encompass Health Corp 202,052
63,096 Enovis Corp (3) 4,031,834
27,045 Ensign Group Inc/The 2,619,849
15,085 Entrada Therapeutics Inc (3) 262,026
111,746 Envista Holdings Corp (3) 3,845,180
15,151 Establishment Labs Holdings Inc (3) 1,091,023
26,565 Fulgent Genetics Inc (3) 1,031,519
41,528 Haemonetics Corp (3) 3,830,543
113,313 Halozyme Therapeutics Inc (3) 4,867,926
57,269 Health Catalyst Inc (3) 803,484
56,325 Ideaya Biosciences Inc (3) 1,259,427
18,480 Inari Medical Inc (3) 1,054,654
5,653 Inhibrx Inc (3) 113,343
22,435 Intellia Therapeutics Inc (3) 949,674
12,934 Janux Therapeutics Inc (3) 181,076
32,407 Karuna Therapeutics Inc (3) 6,473,946
38,333 Merit Medical Systems Inc (3) 2,862,325
84,711 Mersana Therapeutics Inc (3) 103,771
36,938 Merus NV (3) 969,253
25,242 Mirati Therapeutics Inc (3) 764,075
15,795 ModivCare Inc (3) 690,873
52,384 Monte Rosa Therapeutics Inc (2),(3) 370,355
19,158 National Research Corp 822,070
163,615 NeoGenomics Inc (3) 2,835,448
47,599 NGM Biopharmaceuticals Inc (3) 112,810
35,475 Nurix Therapeutics Inc (3) 344,462
87,794 OraSure Technologies Inc (3) 414,388
92,205 Owens & Minor Inc (3) 1,774,024
42,604 Paragon 28 Inc (3) 752,813
34,076 Patterson Cos Inc 1,120,760
17,077 Pennant Group Inc/The (3) 196,044
8,011 Penumbra Inc (3) 2,430,217
70,824 Perrigo Co PLC 2,594,991
24,986 Phathom Pharmaceuticals Inc (2),(3) 380,037
55,069 Pliant Therapeutics Inc (3) 982,431
83,172 Point Biopharma Global Inc (3) 743,558
28,940 Progyny Inc (3) 1,208,534
215,768 Project Roadrunner Parent Inc (3) 3,728,471
38,732 ProKidney Corp (3) 496,544
57,558 Protagonist Therapeutics Inc (3) 1,116,625
33,543 Prothena Corp PLC (3) 2,310,106
41,475 Pulmonx Corp (3) 580,650

Shares Description (1) Value
Health Care (continued)
36,411 QuidelOrtho Corp (3) $ 3,180,865
14,225 Reata Pharmaceuticals Inc, Class A (3) 2,355,375
165,059 Recursion Pharmaceuticals Inc, Class A (3) 2,330,633
11,000 Replimune Group Inc (3) 231,770
86,731 Revance Therapeutics Inc (3) 2,049,454
56,004 Rhythm Pharmaceuticals Inc (3) 999,111
70,698 Sana Biotechnology Inc (2),(3) 414,290
44,586 Scholar Rock Holding Corp (3) 316,561
18,930 Shockwave Medical Inc (3) 4,933,158
22,387 SI-BONE Inc (3) 576,689
33,129 Sight Sciences Inc (3) 291,535
127,640 Sotera Health Co (3) 2,422,607
7,450 STAAR Surgical Co (3) 408,036
71,353 Tango Therapeutics Inc (3) 241,173
19,056 Tarsus Pharmaceuticals Inc (2),(3) 419,423
129,815 Teladoc Health Inc (3) 3,864,593
50,920 Treace Medical Concepts Inc (3) 1,160,467
9,272 UFP Technologies Inc (3) 1,804,934
17,675 Ultragenyx Pharmaceutical Inc (3) 762,146
53,368 uniQure NV (3) 553,426
33,624 Varex Imaging Corp (3) 783,103
40,072 Vaxcyte Inc (3) 1,925,860
48,495 Ventyx Biosciences Inc (3) 1,796,740
51,708 Verve Therapeutics Inc (3) 1,059,497
34,914 Viridian Therapeutics Inc (3) 654,987
65,086 Xencor Inc (3) 1,580,939
41,213 Xenon Pharmaceuticals Inc (3) 1,521,584
40,310 Zymeworks Inc (3) 300,713
Total Health Care 140,566,755
Industrials - 18.5%
35,407 AAON Inc 3,726,941
122,235 ACCO Brands Corp 744,411
34,042 Advanced Drainage Systems Inc 4,152,784
6,147 AGCO Corp 818,166
6,192 ArcBest Corp 720,253
13,632 ASGN Inc (3) 1,040,394
16,279 Atkore Inc (3) 2,582,989
123,967 AZEK Co Inc/The (3) 3,867,770
31,166 AZZ Inc 1,381,589
51,324 Beacon Roofing Supply Inc (3) 4,396,927
51,227 Boise Cascade Co 5,301,482
286,393 ChargePoint Holdings Inc (2),(3) 2,480,163
21,827 Chart Industries Inc (3) 3,976,006
23,546 CIRCOR International Inc (3) 1,311,512
8,678 Comfort Systems USA Inc 1,509,712
57,251 Concentrix Corp 4,765,573
38,708 CSG Systems International Inc 1,996,946
20,187 Curtiss-Wright Corp 3,862,984
55,682 Deluxe Corp 1,057,401
2,885 Donaldson Co Inc 181,265
50,280 EMCOR Group Inc 10,812,211
62,060 Energy Recovery Inc (3) 1,891,589
43,097 ExlService Holdings Inc (3) 6,074,522
75,772 First Advantage Corp (3) 1,136,580
135,175 FREYR Battery SA (2),(3) 1,138,174
29,427 FTI Consulting Inc (3) 5,154,433
13,384 Gates Industrial Corp PLC (3) 182,290
44,974 GMS Inc (3) 3,314,134
25,511 Great Lakes Dredge & Dock Corp (3) 214,292
69,194 GXO Logistics Inc (3) 4,640,842

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

Shares Description (1) Value
Industrials (continued)
25,241 Heidrick & Struggles International Inc $ 688,322
39,315 Hexcel Corp 2,778,784
44,653 Hillenbrand Inc 2,319,277
23,888 HireRight Holdings Corp (3) 255,840
53,585 HNI Corp 1,558,788
6,857 ICF International Inc 806,315
71,533 Interface Inc 698,877
14,748 John Bean Technologies Corp 1,823,000
70,853 KBR Inc 4,356,751
42,008 Kelly Services Inc, Class A 769,587
10,255 Landstar System Inc 2,087,815
67,189 Leonardo DRS Inc (3) 1,121,384
29,779 Liquidity Services Inc (3) 499,692
32,975 Luxfer Holdings PLC 417,464
57,601 ManpowerGroup Inc 4,543,567
29,385 MasTec Inc (3) 3,460,084
31,273 McGrath RentCorp 3,014,092
52,032 Mercury Systems Inc (3) 1,976,175
36,466 Montrose Environmental Group Inc (3) 1,475,779
20,350 Moog Inc, Class A 2,145,704
108,304 MRC Global Inc (3) 1,222,752
5,975 MSA Safety Inc 991,850
173,788 Mueller Water Products Inc, Class A 2,796,249
20,240 MYR Group Inc (3) 2,885,414
107,603 OPENLANE Inc (3) 1,689,367
209,815 Pitney Bowes Inc 826,671
288,645 Plug Power Inc (2),(3) 3,787,022
67,454 Primoris Services Corp 2,142,339
33,884 Proto Labs Inc (3) 1,123,255
14,335 Regal Rexnord Corp 2,238,840
131,606 Resideo Technologies Inc (3) 2,463,664
6,964 Rush Enterprises Inc 478,496
26,098 RXO Inc (3) 575,461
54,475 Ryder System Inc 5,564,621
9,919 Saia Inc (3) 4,197,126
57,737 SiteOne Landscape Supply Inc (3) 9,815,290
189,558 Stem Inc (2),(3) 1,340,175
30,298 Sterling Check Corp (3) 363,879
113,163 SunPower Corp (2),(3) 1,116,919
184,152 Sunrun Inc (3) 3,495,205
18,466 Titan Machinery Inc (3) 589,435
46,168 TriNet Group Inc (3) 4,858,259
70,890 Triton International Ltd 5,976,736
39,850 TrueBlue Inc (3) 595,758
176,893 TuSimple Holdings Inc, Class A (3) 413,930
153,195 Upwork Inc (3) 1,597,824
15,586 V2X Inc (3) 802,056
108,138 Velo3D Inc (2),(3) 247,636
16,627 Veritiv Corp 2,329,942
14,577 VSE Corp 783,514
12,598 WESCO International Inc 2,211,831
73,785 WillScot Mobile Mini Holdings Corp (3) 3,537,991
59,688 Woodward Inc 7,185,241
Total Industrials 201,476,380
Information Technology - 13.5%
138,956 ACI Worldwide Inc (3) 3,222,390
136,703 Adeia Inc 1,643,170
67,546 Altair Engineering Inc, Class A (3) 5,061,897
102,585 Array Technologies Inc (3) 1,954,244
21,638 Asana Inc (3) 525,371

Shares Description (1) Value
Information Technology (continued)
45,276 Avid Technology Inc (3) $ 1,079,380
71,120 AvidXchange Holdings Inc (3) 882,599
37,698 Badger Meter Inc 6,206,599
26,657 Blackbaud Inc (3) 2,011,271
40,999 Box Inc, Class A (3) 1,281,219
67,199 Calix Inc (3) 3,031,347
51,209 Cerence Inc (3) 1,424,122
59,255 Cirrus Logic Inc (3) 4,787,804
58,535 CommScope Holding Co Inc (3) 263,407
9,607 CommVault Systems Inc (3) 748,673
18,722 CS Disco Inc (3) 182,352
3,003 CTS Corp 134,024
77,178 Dolby Laboratories Inc, Class A 6,838,743
110,783 DoubleVerify Holdings Inc (3) 4,663,964
294,665 DXC Technology Co (3) 8,147,487
195,725 E2open Parent Holdings Inc (3) 1,007,984
52,355 Envestnet Inc (3) 3,244,963
33,011 ePlus Inc (3) 1,860,170
2,951 Five9 Inc (3) 258,950
204,275 Flex Ltd (3) 5,588,964
38,660 Gitlab Inc, Class A (3) 1,918,696
135,357 Harmonic Inc (3) 2,019,526
15,893 HashiCorp Inc, Class A (3) 470,592
63,002 Infinera Corp (2),(3) 283,509
45,133 Informatica Inc, Class A (3) 859,332
22,496 Insight Enterprises Inc (3) 3,299,938
57,458 Itron Inc (3) 4,520,221
7,979 Jamf Holding Corp (3) 173,304
22,386 Kimball Electronics Inc (3) 653,223
57,058 Kulicke & Soffa Industries Inc 3,416,633
77,469 LivePerson Inc (3) 367,978
16,013 LiveRamp Holdings Inc (3) 457,011
23,475 Manhattan Associates Inc (3) 4,474,804
172,471 Matterport Inc (3) 584,677
44,280 Methode Electronics Inc 1,489,579
205,135 MicroVision Inc (2),(3) 820,540
209,003 Mirion Technologies Inc (3) 1,577,973
40,161 Model N Inc (3) 1,338,165
81,658 N-able Inc (3) 1,148,928
104,863 National Instruments Corp 6,186,917
37,400 Novanta Inc (3) 6,616,060
153,064 Nutanix Inc, Class A (3) 4,622,533
15,935 Onto Innovation Inc (3) 1,981,039
7,394 Paycor HCM Inc (3) 198,603
38,692 PDF Solutions Inc (3) 1,779,445
3,822 Pegasystems Inc 201,610
1,903 Power Integrations Inc 184,857
46,274 Progress Software Corp 2,779,216
23,174 PROS Holdings Inc (3) 880,612
121,711 Rambus Inc (3) 7,620,326
116,390 Ribbon Communications Inc (3) 370,120
14,575 Rogers Corp (3) 2,457,491
30,785 ScanSource Inc (3) 926,321
5,437 Silicon Laboratories Inc (3) 810,874
12,399 SoundThinking Inc (3) 281,705
30,859 SPS Commerce Inc (3) 5,566,655
30,096 Teradata Corp (3) 1,710,958
56,595 Veeco Instruments Inc (3) 1,593,715
103,676 Vontier Corp 3,206,699
2,385 Workiva Inc (3) 251,117

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

Shares Description (1) Value
Information Technology (continued)
52,906 Xperi Inc (3) $ 694,127
Total Information Technology 146,846,723
Materials - 5.5%
128,557 Arconic Corp (3) 3,842,569
111,897 Avient Corp 4,535,185
184,586 Axalta Coating Systems Ltd (3) 5,906,752
34,032 Balchem Corp 4,585,472
77,111 Coeur Mining Inc (3) 237,502
102,763 Commercial Metals Co 5,880,099
42,782 Compass Minerals International Inc 1,620,154
27,958 Graphic Packaging Holding Co 676,584
7,053 Greif Inc, Class B 557,681
25,863 Hawkins Inc 1,209,095
112,020 Huntsman Corp 3,334,835
30,262 Innospec Inc 3,242,271
26,622 Koppers Holdings Inc 1,018,558
83,740 Louisiana-Pacific Corp 6,375,126
26,545 Materion Corp 3,162,571
13,743 Myers Industries Inc 269,500
42,043 Ranpak Holdings Corp (3) 269,496
13,202 Royal Gold Inc 1,586,088
19,706 Ryerson Holding Corp 837,308
52,363 Sensient Technologies Corp 3,353,327
28,075 Stepan Co 2,690,146
53,015 TriMas Corp 1,365,666
35,229 Trinseo PLC 620,735
87,178 Valvoline Inc 3,310,149
Total Materials 60,486,869
Real Estate - 7.0%
125,982 Anywhere Real Estate Inc (3) 1,055,729
40,452 Brixmor Property Group Inc 919,879
60,354 Chatham Lodging Trust 579,398
102,105 Cousins Properties Inc 2,494,425
26,736 Cushman & Wakefield PLC (3) 262,815
85,872 Douglas Emmett Inc 1,262,318
112,192 Easterly Government Properties Inc 1,655,954
30,174 EastGroup Properties Inc 5,346,229
39,144 Elme Communities 636,090
175,888 Empire State Realty Trust Inc, Class A 1,574,198
142,958 Equity Commonwealth 2,800,547
25,037 Federal Realty Investment Trust 2,541,756
2,539 Howard Hughes Corp/The (3) 214,368
163,568 Hudson Pacific Properties Inc 960,144
19,055 JBG SMITH Properties 318,790
9,532 Jones Lang LaSalle Inc (3) 1,587,555
124,143 Kennedy-Wilson Holdings Inc 2,048,360
133,250 Kilroy Realty Corp 4,757,025
276,355 Macerich Co/The 3,523,526
28,472 Marcus & Millichap Inc 1,044,353
428,111 Medical Properties Trust Inc 4,319,640
101,411 Omega Healthcare Investors Inc 3,235,011
175,860 Outfront Media Inc 2,718,796
254,880 Park Hotels & Resorts Inc 3,474,014
35,223 Phillips Edison & Co Inc 1,243,724
26,215 Piedmont Office Realty Trust Inc, Class A 195,040
103,386 PotlatchDeltic Corp 5,544,591
35,499 Rexford Industrial Realty Inc 1,955,640
20,684 RMR Group Inc/The, Class A 487,729
41,104 Ryman Hospitality Properties Inc 3,916,800

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to
Shares Description (1) Value
Real Estate (continued)
49,475 Safehold Inc $ 1,223,517
59,727 SL Green Realty Corp 2,252,305
45,163 St Joe Co/The 2,866,947
134,269 Summit Hotel Properties Inc 864,692
255,674 Sunstone Hotel Investors Inc 2,605,318
28,458 Tejon Ranch Co (3) 501,145
307,246 Uniti Group Inc 1,714,433
12,920 Veris Residential Inc (3) 241,346
142,424 Xenia Hotels & Resorts Inc 1,808,785
Total Real Estate 76,752,932
Utilities - 2.1%
32,150 American States Water Co 2,842,382
42,600 Clearway Energy Inc, Class A 1,050,942
105,798 Clearway Energy Inc, Class C 2,794,125
125,097 New Jersey Resources Corp 5,591,836
53,476 ONE Gas Inc 4,231,556
48,746 Ormat Technologies Inc 3,963,050
3,374 Spire Inc 214,485
133,899 Sunnova Energy International Inc (2),(3) 2,364,656
Total Utilities 23,053,032
Total Common Stocks
(cost $1,043,525,820) 1,090,538,443
Shares Description (1) Value
X 81,959 COMMON STOCK RIGHTS - 0.0%
X 81,959
Health Care - 0.0%
18,959 Achillion Pharmaceuticals Inc (4) $ 8,721
23,934 CinCor Pharma Inc (4) 73,238
Total Health Care 81,959
Total Common Stock Rights
(cost $0) 81,959
Total Long-Term Investments
(cost $1,043,525,820) 1,090,620,402
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   1.3%
14,268,742 State Street Navigator Securities Lending Government
Money Market Portfolio (5)
5.340%(6) $ 14,268,742
Total Investments Purchased with Collateral from Securities Lending
(cost $14,268,742) 14,268,742
Total Investments
(cost $ 1,057,794,562 ) - 101 .2% 1,104,889,144
Other Assets & Liabilities, Net - (1.2)% (13,066,239)
Net Assets - 100% $ 1,091,822,905

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,090,538,443 $ – $ – $ 1,090,538,443
Common Stock Rights – – 81,959 81,959
Investments Purchased with Collateral from
Securities Lending 14,268,742 – – 14,268,742
Total
$ 1,104,807,185 $ – $ 81,959 $ 1,104,889,144
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $14,064,366.
(3) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(4) For fair value measurement disclosure purposes, investment classified as Level 3.
(5) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6) The rate shown is the one-day yield as of the end of the reporting period.